Accounting Policies, by Policy (Policies)	12 Months Ended
Dec. 31, 2022
Summary of Significant Accounting Policies [Abstract]
Principles of presentation

Principles of presentation

The consolidated financial statements have been prepared in accordance with generally accepted accounting principles in the United States of America (“U.S. GAAP”). The consolidated financial statements include the financial statements of the Company, its subsidiaries, VIE and VIE’s subsidiaries in which WFOE is the primary beneficiary. The results of the subsidiaries are consolidated from the date on which the Company obtained control and continues to be consolidated until the date that such control ceases. A controlling financial interest is typically determined when a company holds a majority of the voting equity interest in an entity. However, if the Company demonstrates its ability to control the VIE through power to govern the activities which most significantly impact VIE’s economic performance and is obligated to absorb losses of the VIE that could potentially be significant to the VIE or the right to receive benefits from the VIE that could potentially be significant to the VIE, then the entity is consolidated. All intercompany balances and transactions between the Company, its subsidiaries, VIE and VIE’s subsidiaries have been eliminated in consolidation.

Use of estimates

Use of estimates

The preparation of consolidated financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. The Company, its wholly-owned subsidiaries, VIE and VIE’s subsidiaries continually evaluates its estimates, including, but are not limited to, those related to the allowance for doubtful accounts, recoverability and useful lives of copyrights and produced content, recoverability and useful lives of certain finite-lived intangible assets, recoverability and useful lives of long-lived assets, recoverability of indefinite-lived intangible assets, income taxes, and the valuation of equity transactions. The Company, its wholly-owned subsidiaries, VIE and VIE’s subsidiaries bases its estimates on historical experience and on various other assumptions that it believed to be reasonable under the circumstances, the results of which form the basis for making judgments about the carrying values of assets and liabilities that are not readily apparent from other sources. Any future changes to these estimates and assumptions could cause a material change to our reported amounts of revenues, expenses, assets and liabilities. Actual results may differ from these estimates under different assumptions or conditions.

Functional currency and foreign currency translation

Functional currency and foreign currency translation

The Company uses Renminbi (“RMB”) as its reporting currency. The functional currency of the Company and its overseas subsidiaries which incorporated in the Cayman Islands and Hong Kong is Hong Kong Dollar (“HK$”). The functional currency of the Company’s overseas subsidiaries, VIE and VIE’s subsidiaries which incorporated in PRC is RMB.

In the consolidated financial statements, the financial information of the Company and other entities located outside of the PRC have been translated into RMB. Assets and liabilities are translated at the exchange rates on the balance sheet date, equity amounts are translated at historical exchange rates, and revenues, expenses, gains and losses are translated using the average rate for the periods. Translation adjustments are reported as foreign currency translation adjustments, and are shown as a component of other comprehensive income in the consolidated statements of operations and comprehensive income (loss).

Transactions denominated in foreign currencies are re-measured into the functional currency at the exchange rates prevailing on the transaction dates. Financial assets and liabilities denominated in foreign currencies are re-measured into the functional currency at the exchange rates prevailing at the balance sheet date.

Convenience Translation

Convenience Translation

The Company, its wholly-owned subsidiaries, VIE and VIE’s subsidiaries’ business is primarily conducted in China and all of the revenues are denominated in RMB. However, periodic reports made to shareholders will include current period amounts translated into US dollars using the exchange rate as of balance sheet date, for the convenience of the readers. Translations of balances in the consolidated balance sheets and the related consolidated statements of operations, comprehensive loss, change in shareholders’ deficit and cash flows from Renminbi (“RMB”) into US dollars as of and for the years ended December 31, 2022 are solely for the convenience of the readers and were calculated at the rate of US$1.00=RMB6.8972 representing the noon buying rate set forth in the H.10 statistical release of the U.S. Federal Reserve Board on December 30, 2022. No representation is made that the RMB amounts could have been, or could be, converted, realized or settled into US$ at that rate on December 30, 2022, or at any other rate.

Fair value of financial instruments

Fair value of financial instruments

The Company, its wholly-owned subsidiaries, VIE and VIE’s subsidiaries adopted the guidance of ASC 820 for fair value measurements which clarifies the definition of fair value, prescribes methods for measuring fair value, and establishes a fair value hierarchy to classify the inputs used in measuring fair value as follows:

●	Level 1 — Inputs are unadjusted quoted prices in active markets for identical assets or liabilities available at the measurement date.
●	Level 2 — Inputs are unadjusted quoted prices for similar assets and liabilities in active markets, quoted prices for identical or similar assets and liabilities in markets that are not active, inputs other than quoted prices that are observable, and inputs derived from or corroborated by observable market data.
●	Level 3 — Inputs are unobservable inputs which reflect the reporting entity’s own assumptions on what assumptions the market participants would use in pricing the asset or liability based on the best available information.

The carrying amounts reported in the balance sheets of cash and cash equivalents, accounts receivable, prepaid expenses and other current assets, short-term prepayments, accounts payable, salary and welfare payable, value added tax (“VAT”) and other taxes payable, accrued liabilities, customer deposits and other payables, approximate their fair market value based on the short-term maturity of these instruments. The Company, its wholly-owned subsidiaries, VIE and VIE’s subsidiaries did not have any non-financial assets or liabilities that are measured at fair value on a recurring basis as of December 31, 2021 and 2022.

Noncontrolling interests

Noncontrolling interests

For the Company’s subsidiaries majority-owned by the Company’s VIE and VIE’s subsidiaries, noncontrolling interests are recognized to reflect the portion of the equity which is not attributable, directly or indirectly, to the Company as the controlling shareholder. Noncontrolling interests acquired through a business combination are recognized at fair value at the acquisition date, which is estimated with reference to the purchase price per share as of the acquisition date.

Cash and cash equivalents

Cash and cash equivalents

Cash and cash equivalents primarily consist of cash, money market funds, investments in interest bearing demand deposit accounts, time deposits with terms of and less than three months.

Short-term investments

Short-term investments

All highly liquid investments with maturities of greater than three months, but less than twelve months, are classified as short-term investments. Short-term investments primarily include wealth management financial products with variable interest issued by commercial banks with the intention to be sold within twelve months. The Company, its wholly-owned subsidiaries, VIE and VIE’s subsidiaries account for short-term investments in accordance with ASC 320 and records at fair value. Interest income are reflected on the consolidated statements of operations and comprehensive income (loss).

Accounts receivable, net of allowance

Accounts receivable, net of allowance

Accounts receivable are amounts due from customers for goods delivered and services performed in the ordinary course of business and are recognized and carried at the original amount less an allowance for any potential uncollectible amounts. Accounts receivable balances are written off against allowances for doubtful accounts when they are determined to be uncollectible. The Company, its wholly-owned subsidiaries, VIE and VIE’s subsidiaries generally do not require collateral from its customers.

The Company, its wholly-owned subsidiaries, VIE and VIE’s subsidiaries maintain allowances for doubtful accounts for estimated losses resulting from the failure of customers to make payments on time. The accounts receivable are reviewed on a periodic basis and general and specific allowances are made when there is doubt as to the collectability of individual balances. In evaluating the collectability of individual receivable balances, the Company, its wholly-owned subsidiaries, VIE and VIE’s subsidiaries consider many factors, including the age of the balance, the customer’s payment history, its current credit-worthiness and current economic trends.

Inventories

Inventories

Inventories comprise IT equipment, yet to deliver to customer at the end of the reporting period. Inventories are stated at the lower of cost and net realizable value. Cost is determined using the first-in-first-out basis. Adjustments are recorded to write down the cost of inventories to the estimated net realizable value due to slow-moving merchandise and damaged goods, which is dependent upon factors such as historical and forecasted consumer demand. Net realizable value is the estimated selling price in the ordinary course of business, less the estimated costs of completion and the estimated costs necessary to make the sale. Write downs, if any, are recorded in cost of revenues in the consolidated statements of operations and comprehensive income (loss).

As of December 31, 2021 and 2022, the Company, its wholly-owned subsidiaries, VIE and VIE’s subsidiaries had inventory in the amount of RMB1,960,277 and RMB399,439, respectively, without any inventory write-down.

Property and equipment, net

Property and equipment, net

Property and equipment are stated at cost less accumulated depreciation and impairment, if any. Depreciation is computed using the straight-line method over the estimated useful lives of the assets. Leasehold improvements are amortized over the shorter of the estimated useful lives of the assets or the remaining lease term. Expenditures for maintenance and repairs are expensed as incurred. The gain or loss on the disposal of property and equipment is the difference between the net sales proceeds and the carrying amount of the relevant assets and is recognized in the consolidated statements of operations and comprehensive income (loss).

The estimated useful lives are as follows:

Leasehold improvement	Shorter of lease terms and estimated useful lives
Fixture and furniture	3 – 10 years
Office equipment	3 – 5 years
Motor vehicles	4 years

As of December 31, 2021 and 2022, the Company, its wholly-owned subsidiaries, VIE and VIE’s subsidiaries had property and equipment, net in the amount of RMB214,717 and RMB153,880, respectively. For the years ended December 31, 2020, 2021 and 2022, depreciation expenses were in the amount of RMB 538,303, RMB 78,000 and RMB 60,837, respectively.

Educational contents, net

Educational contents, net

Educational contents are the copyrights owned by WFOE, VIE and VIE’s subsidiary. The Company, its wholly-owned subsidiaries, VIE and VIE’s subsidiaries engage external professional makers to produce educational contents and they also purchase educational contents along with licensed copyrights from external parties. Educational contents are initially recognized at cost. Educational content are amortized by using a straight-line method based on historical and estimated usage patterns. These estimates are periodically reviewed and adjusted, if appropriate.

Educational contents that have determinable lives continue to be amortized over their estimated useful lives as follows:

Produced educational content	5 years
Licensed copyrights	Shorter of the licensed period or projected useful life of the content

The Company, its wholly-owned subsidiaries, VIE and VIE’s subsidiaries review unamortized educational content costs for impairment whenever events or circumstances indicate that the carrying value may not be fully recoverable or that the useful life is shorter than it was originally estimated.

Intangible assets, net

Intangible assets, net

Intangible assets consist of software and technology and customer relationship acquired from a business combination. Intangible assets with finite lives are carried at cost less accumulated amortization and impairment loss, if any. Intangible assets with finite lives are amortized using the straight-line method over the estimated economic lives.

Intangible assets that have determinable lives continue to be amortized over their estimated useful lives as follows:

Software and technology	3 – 10 years
Customer relationship	8 years

Leases

Leases

On January 1, 2019, the Company, its wholly-owned subsidiaries, VIE and VIE’s subsidiaries adopted ASU No. 2016-02, Leases (Topic 842), as amended, which supersedes the lease accounting guidance under Topic 840, and generally requires lessees to recognize operating and financing lease liabilities and corresponding right-of-use assets on the balance sheet and to provide enhanced disclosures surrounding the amount, timing and uncertainty of cash flows arising from leasing arrangements. The Company, its wholly-owned subsidiaries, VIE and VIE’s subsidiaries elected to apply practical expedients permitted under the transition method that allow them to use the beginning of the period of adoption as the date of initial application, to not recognize lease assets and lease liabilities for leases with a term of twelve months or less, to not separate non-lease components from lease components, and to not reassess lease classification, treatment of initial direct costs, or whether an existing or expired contract contains a lease. The Company, its wholly-owned subsidiaries, VIE and VIE’s subsidiaries used modified retrospective method and did not adjust the prior comparative periods. The Company, its wholly-owned subsidiaries, VIE and VIE’s subsidiaries recognized approximately RMB7.4 million of right-of-use assets and approximately RMB7.1 million of operating lease liabilities upon the adoption of ASU No. 2016-02.

Under the new lease standard, the Company, its wholly-owned subsidiaries, VIE and VIE’s subsidiaries determine if an arrangement is or contains a lease at inception. Right-of-use assets and liabilities are recognized at lease commencement date based on the present value of remaining lease payments over the lease terms. The Company, its wholly-owned subsidiaries, VIE and VIE’s subsidiaries consider only payments that are fixed and determinable at the time of lease commencement.

At the commencement date, the lease liability is recognized at the present value of the lease payments not yet paid, discounted using the interest rate implicit in the lease or, if that rate cannot be readily determined, the Company’s incremental borrowing rate for the same term as the underlying lease. The right-of-use asset is recognized initially at cost, which primarily comprises the initial amount of the lease liability, plus any initial direct costs incurred, consisting mainly of brokerage commissions, less any lease incentives received. All right-of-use assets are reviewed for impairment annually. No impairment for right-of-use lease assets as of December 31, 2021 and 2022.

Goodwill

Goodwill

Goodwill represents the excess of the purchase consideration over the fair value of the identifiable tangible and intangible assets acquired and liabilities assumed from the acquired entity as a result of the Company’s acquisitions of interests in its consolidated VIE’s subsidiaries. Goodwill is not depreciated or amortized but is tested for impairment at the reporting unit level on an annual basis, and between annual tests when an event or circumstances change occurs that indicate the asset might be impaired. Under ASC 350-20-35, the Company and the VIE, the acquirer, have the option to choose whether it will apply the qualitative assessment first and then the quantitative assessment, if necessary, or to apply the quantitative assessment directly.

If the Company and the VIE believe, as a result of the qualitative assessment, that it is more-likely-than-not that the fair value of the reporting unit is less than its carrying amount, the quantitative impairment test described above is required. Otherwise, no further testing is required. In the qualitative assessment, the Company and the VIE consider primary factors such as industry and market considerations, overall financial performance of the reporting unit, and other specific information related to the operations. If the quantitative analysis indicates the carrying value of a reporting unit exceeds its fair value, the Company and the VIE measure any goodwill impairment losses as the amount by which the carrying amount of a reporting unit exceeds its fair value, not to exceed the total amount of goodwill allocated to that reporting unit.

The goodwill of RMB 7,712,011 as of December 31, 2021 and 2022 represented the goodwill generated from the acquisition of Guangzhou Xingzhiqiao by the Beijing Sentu in 2018.

For the years ended December 31, 2020 and 2021, no indicator demonstrating that it is more-likely-than-not that the fair value of the reporting unit is less than its carrying amount, and therefore no further testing is required.

For the year ended December 31, 2022, Guangzhou Xingzhiqiao terminated business partnership with a major customer, therefore the Company assessed that it is more than likely that the fair value of the reporting unit would exceed its carrying amount. The Company provided full impairment of RMB 7,712,011 against goodwill for the year ended December 31, 2022.

Impairment of long-lived assets other than goodwill

Impairment of long-lived assets other than goodwill

Long-lived assets are evaluated for impairment whenever events or changes in circumstances (such as a significant adverse change to market conditions that will impact the future use of the assets) indicate that the carrying value of an asset may not be fully recoverable or that the useful life is shorter than it was originally estimated. When these events occur, the Company, its wholly-owned subsidiaries, VIE and VIE’s subsidiaries evaluate the impairment for the long-lived assets by comparing the carrying value of the assets to an estimate of future undiscounted cash flows expected to be generated from the use of the assets and their eventual disposition. If the sum of the expected future undiscounted cash flows is less than the carrying value of the assets, an impairment loss is recognized based on the excess of the carrying value of the assets over the fair value of the assets.

For the years ended December 31, 2020 and 2021, the Company, its wholly-owned subsidiaries, VIE and VIE’s subsidiaries did not accrue impairment charge against educational contents. For the year ended December 31, 2022, the Company, its wholly-owned subsidiaries, VIE and VIE’s subsidiaries accrued impairment charge of RMB 106,182,780 against educational contents because certain contents were obsolete and the Company assessed it is not likely that end customers would subscribe for related educational contents.

For the years ended December 31, 2020 and 2021, the Company, its wholly-owned subsidiaries, VIE and VIE’s subsidiaries did not accrue impairment charge against intangible assets. For the year ended December 31, 2022, the Company, its wholly-owned subsidiaries, VIE and VIE’s subsidiaries accrued impairment charge of RMB10,714,000 and RMB1,425,226, respectively, against customer relationship and software and technology.

The customer relationship arose from acquisition of Guangzhou Xingzhiqiao by the Beijing Sentu in 2018. For the year ended December 31, 2022, Guangzhou Xingzhiqiao terminated business partnership with a major customer, therefore the Company assessed that it is more than likely that the fair value of the reporting unit would exceed its carrying amount. The Company provided full impairment of RMB 10,714,000 against customer relationship for the year of 2022.

For the year ended December 31, 2022, the Company also provided full impairment against software and technology. Our current software and technology would not support newly purchased educational contents, and the Company assessed no future cash flow would be generated from the software and technology.

Revenue recognition

Revenue recognition

On January 1, 2018, the Company, its wholly-owned subsidiaries, VIE and VIE’s subsidiaries adopted ASC 606, Revenue from Contracts with Customers using the modified retrospective method for all contracts not completed as of the date of adoption.

Under ASC 606, the core principle requires an entity to recognize revenue to depict the transfer of goods or services to customers in an amount that reflects the consideration that it expects to be entitled to receive in exchange for those goods or services recognized as performance obligations are satisfied. ASC 606 establishes principles for reporting information about the nature, amount, timing and uncertainty of revenue and cash flows arising from the entity’s contracts to provide goods or services to customers. This new guidance provides a five-step analysis in determining when and how revenue is recognized. Under the new guidance, revenue is recognized when a customer obtains control of promised goods or services and is recognized in an amount that reflects the consideration which the entity expects to receive in exchange for those goods or services. In addition, the new guidance requires disclosure of the nature, amount, timing and uncertainty of revenue and cash flows arising from contracts with customers.

The Company, its wholly-owned subsidiaries, VIE and VIE’s subsidiaries identify its contracts with customers and all performance obligations within those contracts. The Company, its wholly-owned subsidiaries, VIE and VIE’s subsidiaries then determine the transaction price and allocates the transaction price to the performance obligations within the contracts with customers, recognizing revenue when, or as, the Company, its wholly-owned subsidiaries, VIE and VIE’s subsidiaries satisfy its performance obligations. The adoption of ASC 606 did not significantly change (1) the timing and pattern of revenue recognition for all of the revenue streams, and (2) the presentation of revenue as gross versus net. Therefore, the adoption of ASC 606 did not have a significant impact on Company, its wholly-owned subsidiaries, VIE and VIE’s subsidiaries’ financial position, results of operations, equity or cash flows as of the adoption date.

The Company, its wholly-owned subsidiaries, VIE and VIE’s subsidiaries’ revenue recognition policies effective upon the adoption of ASC 606 are as follows:

Revenue from educational content service and other services

Revenue from educational content service and other services

The Company, its wholly-owned subsidiaries, VIE and VIE’s subsidiaries embed the digital educational content into various web-based or mobile-based online learning platforms to provide comprehensive educational resources or other services to education institutions and individual customers through B2B2C model or B2C model. Specifically, the Company, its wholly-owned subsidiaries, VIE and VIE’s subsidiaries primarily provide subscription service, licensing service and other services.

(i) Subscription revenue

VIE and VIE’s subsidiaries generate subscription revenue primarily through (a) selling subscriptions to online learning platforms, to higher education institutions and other institutional customers under a B2B2C model mainly through the platform of Sentu Academy; (b) offering subscriptions concerning educational content in mobile video packages directly to end users under a B2C model through the platforms such as Fish Learning or Light Class etc.

VIE and VIE’s subsidiaries’ contracts have a single performance obligation for an integrated service and the transaction price is stated in the contracts, usually as a price per end-customers or educational content. Quantity of end-customers enrolled or courses provided is determined before rendering service. The subscription period for a majority of the educational content services is less than 12 months. Customers can access to the educational content anytime during the subscription period. The performance obligation is providing educational content database access and is satisfied over the subscription period. The revenue was recognized based on a straight-line basis over the subscription period. Subscription services cannot be cancelled and is not refundable after enrollment. All estimates are based on the historical experience, complete satisfaction of the performance obligation, and the management’s best judgment at the time the estimates are made. Returns and allowances are not a significant aspect of the revenue recognition process as historically they have been immaterial.

(ii) Licensing revenue

WFOE and its subsidiaries, VIE and VIE’s subsidiaries generate licensing revenue primarily through licensing select content copyrights to institutional customers based on their needs and preferences under a B2B2C model. Institutional licenses primarily include educational institutions and non-educational institutions, such as libraries, contractors of educational content and video platforms. Licensing, different from subscriptions to learning platforms, allows customers to store the licensed educational content to their system and allow their students/users to access such educational content directly through their own systems. The institutional customers pay for access by their respective students, faculty members or library patrons, as the case may be individuals and generally pay a one-time licensing fee at the fixed price stated in the contract to receive such products. The VIE and VIE’s subsidiaries also license copyrights of the special limited content in mobile video packages directly to end mobile users under a B2C model through cooperating with a leading telecommunications provider in China. The end mobile users redeem their reward points at the telecommunications provider for the video packages and the telecommunications provider compensates the VIE and VIE’s subsidiaries at the fixed price for each video packages stated in the contract. Licensing revenue is recognized at the point in time when control of the select content copyrights is transferred to customer, usually at the time when their customers received the select content. WFOE and its subsidiaries, VIE and VIE’s subsidiaries typically satisfy its performance obligations in contracts with customers upon control of the select content copyrights is transferred to customer, usually at the time when their customers received the select content, and the revenue is recognized at a point in time when customer is able to direct use of and obtain substantially all of the benefits from the learning platforms at the time the services are delivered.

(iii) Other services revenue

Other services mainly include mobile media services, including mobile media advertising services etc. WFOE and its subsidiaries, VIE and VIE’s subsidiaries provide advertising services to customers on its mobile application in the form of pop-up ads and banners, and generates revenue from advertisements based on the posting period or based on the number of times viewers click on these advertisements etc. The promised services in each service contract are combined and accounted as a single performance obligation, as the promised services in a contract are not distinct and are considered as a significant integrated service. The VIE and VIE’s subsidiaries determine pricing for each contract separately. These services are recognized over time based on a straight-line basis over the period of services rendered as customers simultaneously receive and consume the benefits of these services throughout the service period. Returns and allowances are not a significant aspect of the revenue recognition process as historically they have been immaterial. For some contracts, the mobile media advertising revenue is generated based on the number of times viewers click on these advertisements or download the sponsor’s application to their phones or the number of days such advertisements are placed in the learning platform. Under much pricing model, the revenues are recognized at the point of time as the publishers deliver advertising services at the point in time.

Net revenues presented on the consolidated statements of operations and comprehensive income (loss) are net of sales discount and sales tax.

Revenue from IT related solution services

WFOE and its subsidiaries, VIE and VIE’s subsidiaries derived revenue from IT related solution services through providing (i) design and development of customized IT system service; (ii) procurement and assembling of equipment needed to operate the customer’s systems; and (iii) technological support and maintenance service. The Company recognizes revenues on a gross basis as the Company is determined to be the primary obligor in fulfilling the contracts of IT related solution services initiated by the customer.

WFOE and its subsidiaries, VIE and VIE’s subsidiaries contract with higher education institutions and other institutional customers to provide design and development of customized IT system service, normally within a year. The terms of pricing and payment stipulated in the contract are fixed. One performance obligation is identified in the contracts with customers as the design and development of customized IT system service are a series of service that are inputs used to create the customized IT system, which are not distinct in the context of the contract. Revenue is recognized at the point when the system or platform are completed and accepted by the customers. Upon delivery of services, project completion inspection and customer acceptance notice are required as proof of the completion of performance obligations, which is a confirmation of customer to its ability to direct the use of and obtain substantially all of the benefits from, the design and development service. In instances where substantive completion inspection and customer acceptance provisions are specified in contracts, revenues are deferred until all inspection and acceptance criteria have been met.

WFOE and its subsidiaries, VIE and VIE’s subsidiaries generate revenue from procurement and assembling of equipment needed to operate the customer’s systems. The terms of pricing and payment stipulated in the contract are fixed. One performance obligation is identified in the contracts with customers as the equipment and related assembling services are both inputs used to create the customized equipment, which are not distinct in the context of the contract. Revenue is recognized at the point when the customized equipment are completed and accepted by the customers, normally within a year. Project completion inspection and customer acceptance notice are required as proof of the completion of performance obligations, which is a conformation of customer to its ability to direct the use of and obtain substantially all of the benefits from the systems. In instances where substantive completion inspection and customer acceptance provisions are specified in contracts, revenues are deferred until all inspection and acceptance criteria have been met.

From time to time, WFOE and its subsidiaries enter into arrangement to provide technological support and maintenance service of online platforms to its customers at a price stated in contract. WFOE and its subsidiaries’ efforts are expended evenly throughout the service period. The revenues for the technological support and maintenance service are recognized over the support and maintenance services period, usually one year or less. The contracts have a single performance obligation and are primarily on a fixed-price basis. No significant returns, refund and other similar obligations during each reporting period.

The following table summarizes disaggregated revenue from contracts with customers by service type:

	For the years ended December 31,
	2020	2021	2022
	RMB	RMB	RMB
Revenue from educational content service and other services
– Subscription revenue	131,047,390	148,041,259	59,217,081
– Licensing revenue	164,489,755	204,369,087	141,957,541
– Other services revenue	13,765,490	12,661,341	3,741,453
Subtotal	309,302,635	365,071,687	204,916,075
Revenue from IT related solution services	95,629,319	108,175,596	300,808,236
Total	404,931,954	473,247,283	505,724,311

The core principle underlying the revenue recognition ASU is that the Company, its wholly-owned subsidiaries, VIE and VIE’s subsidiaries will recognize revenue to represent the transfer of services to customers in an amount that reflects the consideration to which the Company, its wholly-owned subsidiaries, VIE and VIE’s subsidiaries expect to be entitled to in such exchange. This will require the Company, its wholly-owned subsidiaries, VIE and VIE’s subsidiaries to identify contractual performance obligations and determine whether revenue should be recognized at a point in time or over time, based on when services are provided to a customer.

The following table summarizes disaggregated revenue from contracts with customers by timing of revenue recognition:

	For the years ended December 31,
	2020	2021	2022
	RMB	RMB	RMB
Services transferred at a point in time
– Revenue from educational content service	164,489,755	204,369,087	141,957,541
– Revenue from IT related solution services	95,579,979	108,070,096	299,803,227
Services transferred over time
– Revenue from educational content service	144,812,880	160,702,600	62,958,534
– Revenue from IT related solution services	49,340	105,500	1,005,009
Total	404,931,954	473,247,283	505,724,311

Contract balances

Timing of revenue recognition may differ from the timing of invoicing to customers. In accordance with ASC340-40-25-1, an entity shall recognize as an asset the incremental costs of obtaining a contract with a customer if the entity expects to recover those costs. Entities sometimes incur costs to obtain a contract that otherwise would not have been incurred. Entities also may incur costs to fulfil a contract before a good or service is provided to a customer. The revenue standard provides guidance on costs to obtain and fulfil a contract that should be recognized as assets. Costs that are recognized as assets are amortized over the period that the related goods or services transfer to the customer, and are periodically reviewed for impairment. Only incremental costs should be recognized as assets.

The revenue is recognized when control of the promised services is rendered over the service period and the payment from customers is not contingent on a future event, and the right to consideration in exchange for services that the Company, its wholly-owned subsidiaries, VIE and VIE’s subsidiaries have transferred to a customer is only conditioned on the passage of time. Therefore, the Company, its wholly-owned subsidiaries, VIE and VIE’s subsidiaries do not have any contract assets. The Company, its wholly-owned subsidiaries, VIE and VIE’s subsidiaries also do not have significant capitalized commissions or other costs as of December 31, 2021 and 2022.

Contract liabilities represents cash payment received from customers in advance of the Company, its wholly-owned subsidiaries, VIE and VIE’s subsidiaries satisfying performance obligations under contractual arrangements, including those with performance obligations to be satisfied over a period of time and point in time. Contract liabilities are derecognized when or as revenue is recognized. Due to the generally short-term duration of the relevant contracts, the majority of the performance obligations are satisfied within one year. The amount of revenue recognized that was included in the contract liabilities at the beginning of the year were RMB6,387,316 and RMB23,531,132 for the years ended December 31, 2021 and 2022, respectively.

The details of contract liabilities are as follows:

	December 31, 2020	December 31, 2021	December 31, 2022
	RMB	RMB	RMB
Advance from educational content service and other services
– Subscription service	6,269,314	8,411,203	12,020,547
– Licensing service	—	15,119,929	172,690
	6,269,314	23,531,132	12,193,237
Advance from IT related solution services	1,125,334	303,768,095	277,834,773
Total	7,394,648	327,299,227	290,028,010

Cost of revenues

Cost of revenues

Costs of revenues consist primarily of inventory cost, staff costs, video content costs, depreciation expenses and other direct costs of providing these services or goods. These costs are charged to the consolidated statements of operations and comprehensive income (loss) as incurred.

Comprehensive income (loss)

Comprehensive income (loss)

Comprehensive income (loss) is defined to include all changes in equity of the Company, its wholly-owned subsidiaries, VIE and VIE’s subsidiaries during a period arising from transactions and other events and circumstances excluding transactions resulting from investments by shareholders and distributions to shareholders. Accumulated other comprehensive income, as presented on the consolidated balance sheets, consists of accumulated foreign currency translation adjustments.

Deferred offering expenses

Deferred offering expenses

Incremental direct costs incurred by the Company, its wholly-owned subsidiaries, VIE and VIE’s subsidiaries attributable to its proposed IPO of ordinary shares in the U.S. have been deferred and recorded in deferred offering expenses and was charged against the gross proceeds received from such offering.

Taxation

Taxation

Income taxes

Current income taxes are provided on the basis of income/(loss) for financial reporting purposes, adjusted for income and expense items which are not assessable or deductible for income tax purposes, in accordance with the regulations of the relevant tax jurisdictions. Deferred income taxes are provided using the assets and liabilities method. Under this method, deferred income taxes are recognized for the tax consequences of temporary differences by applying enacted statutory rates applicable to future years to differences between the financial statement carrying amounts and the tax bases of existing assets and liabilities. The tax base of an asset or liability is the amount attributed to that asset or liability for tax purposes. The effect on deferred taxes of a change in tax rates is recognized in the consolidated statement of income and comprehensive income in the period of change. A valuation allowance is provided to reduce the amount of deferred tax assets if it is considered more-likely-than-not that some portion of, or all of the deferred tax assets will not be realized.

Value added tax

Revenue represents the invoiced value of goods and services, net of VAT. The VAT is based on gross sales price and VAT rates range up to 16%, depending on the type of products sold or service provided. Entities that are VAT general taxpayers are allowed to offset qualified input VAT paid to suppliers against their output VAT liabilities. Net VAT balance between input VAT and output VAT is recorded in taxes payable. All of the VAT returns filed by the Company’s subsidiaries in PRC remain subject to examination by the tax authorities for five years from the date of filing.

Uncertain tax positions

The Company, its wholly-owned subsidiaries, VIE and VIE’s subsidiaries apply the provisions of ASC topic 740 (“ASC 740”), Accounting for Income Taxes, to account for uncertainty in income taxes. ASC 740 prescribes a recognition threshold a tax position is required to meet before being recognized in the financial statements. The benefit of a tax position is recognized if a tax return position or future tax position is “more likely than not” to be sustained under examination based solely on the technical merits of the position. Tax positions that meet the “more likely than not” recognition threshold are measured, using a cumulative probability approach, at the largest amount of tax benefit that has a greater than fifty percent likelihood of being realized upon settlement. The estimated liability for unrecognized tax benefits are periodically assessed for adequacy and may be affected by changing interpretations of laws, rulings by tax authorities, changes and or developments with respect to tax audits, and the expiration of the statute of limitations. Additionally, in future periods, changes in facts and circumstances, and new information may require the Company, its wholly-owned subsidiaries, VIE and VIE’s subsidiaries to adjust the recognition and measurement of estimates with regards to changes in individual tax position. Changes in recognition and measurement of estimates are recognized in the period which the change occurs.

Research and development expenses

Research and development expenses

Research and development expenses consist primarily of personnel-related expenses incurred for the development of, enhancement to, and maintenance of the websites and internal use software as well as costs associated with new video contents development. Depreciation expenses and other operating costs that are directly related to research and development are also included in research and development expenses. The research and development expenses are recognized when incurred.

Government grants

Government grants

Government subsidies primarily consist of financial subsidies received from provincial and local governments for operating a business in their jurisdictions and compliance with specific policies promoted by the local governments. There are no defined rules and regulations to govern the criteria necessary for companies to receive such benefits, and the amount of financial subsidy is determined at the discretion of the relevant government authorities. The government grants of non-operating nature with no further conditions to be met are recorded as government grants when received. The government grants with certain operating conditions are recorded as “other liabilities/other non-current liabilities” when received and will be recorded as other income when the conditions are met.

Earnings (loss) per share

Earnings (loss) per share

Earnings (loss) per share (“EPS”) is computed in accordance with ASC topic 260 (“ASC 260”), Earnings per Share. The two-class method is used for computing earnings per share in the event the Company, its wholly-owned subsidiaries, VIE and VIE’s subsidiaries have net income available for distribution. Under the two-class method, net income is allocated between ordinary shares and participating securities based on dividends declared (or accumulated) and participating rights in undistributed earnings as if all the earnings for the reporting period had been distributed. The Company’s redeemable shares are participating securities because they are entitled to receive dividends or distributions on an as converted basis. As a result, and in accordance with ASC 260, the undistributed earnings for each year is allocated based on the contractual participation rights of the ordinary shares and redeemable shares, respectively. As the liquidation and dividend rights are identical, the undistributed earnings is allocated on a proportionate basis.

Diluted earnings per share is calculated by dividing net income attributable to ordinary shareholders, including the redeemable shares, by the weighted average number of ordinary and dilutive ordinary equivalent shares outstanding during the period. Potential ordinary shares that have an anti-dilutive effect (i.e., those that increase income per share or decrease loss per share) are excluded from the calculation of diluted EPS. As of December 31, 2021 and 2022, there were no dilutive shares.

Commitments and contingencies

Commitments and contingencies

In the normal course of business, the Company, its wholly-owned subsidiaries, VIE and VIE’s subsidiaries are subject to contingencies, such as legal proceedings and claims arising out of its business, which cover a wide range of matters. Liabilities for contingencies are recorded when it is probable that a liability has been incurred and the amount of the assessment can be reasonably estimated.

If the assessment of a contingency indicates that it is probable that a loss is incurred and the amount of the liability can be estimated, then the estimated liability is accrued in the consolidated financial statements. If the assessment indicates that a potential loss contingency is not probable, but is reasonably possible, or is probable but cannot be estimated, then the nature of the contingent liability, together with an estimate of the range of possible loss, if determinable and material, would be disclosed.

Loss contingencies considered remote are generally not disclosed unless they involve guarantees, in which case the nature of the guarantee would be disclosed.

Risks and uncertainties

Risks and uncertainties

Credit risks

Financial instruments that potentially subject the Company, its wholly-owned subsidiaries, VIE and VIE’s subsidiaries to significant concentration of credit risk primarily cash and cash equivalents and restricted cash and accounts receivables. The carrying amounts of cash and cash equivalents represent the maximum exposure to credit risk. As of December 31, 2021 and 2022, the Company, its wholly-owned subsidiaries, VIE and VIE’s subsidiaries have RMB 61,266,782 and RMB 65,055,278 in cash and cash equivalents, respectively, which is mainly held in cash and demand deposits with several financial institutions in the PRC and Hong Kong. In the event of bankruptcy of one of these financial institutions, the Company, its wholly-owned subsidiaries, VIE and VIE’s subsidiaries may not be able to claim its cash and demand deposits back in full. The Company, its wholly-owned subsidiaries, VIE and VIE’s subsidiaries continue to monitor the financial strength of the financial institutions.

Accounts receivable are typically unsecured and denominated in RMB, derived from revenue earned from customers in the PRC, which are exposed to credit risk. The risk is mitigated by credit evaluations the Company, its wholly-owned subsidiaries, VIE and VIE’s subsidiaries perform on its customers and its ongoing monitoring process of outstanding balances. The Company, its wholly-owned subsidiaries, VIE and VIE’s subsidiaries maintain an allowance for doubtful accounts and actual losses have generally been within management’s expectations. Refer to major customers and supplying channels below for detail.

Currency convertibility risk

Substantially all of the Company, its wholly-owned subsidiaries, VIE and VIE’s subsidiaries’ operating activities are settled in RMB, which is not freely convertible into foreign currencies. All foreign exchange transactions take place either through the People’s Bank of China or other banks authorized to buy and sell foreign currencies at the exchange rates quoted by the People’s Bank of China. Approval of foreign currency payments by the People’s Bank of China or other regulatory institutions requires submitting a payment application form together with supporting documents.

Major customers and supplying channels

The Company, its wholly-owned subsidiaries, VIE and VIE’s subsidiaries’ suppliers primarily consist of software suppliers, IT equipment providers and advertising companies.

For the year ended December 31, 2020, three suppliers accounted for 39%, 14% and 12% of the Company’s total purchases, respectively. For the year ended December 31, 2021, four suppliers accounted for 39%, 12%, 12% and 12% of the Company’s total purchases, respectively. For the year ended December 31, 2022, four suppliers accounted for 60%, 15%, 13% and 12% of the Company’s total purchases, respectively.

As of December 31, 2021, one supplier accounted for 82% of the Company’s total accounts payable balance. As of December 31, 2022, one supplier accounted for 82% of the Company’s total accounts payable balance.

As of December 31, 2021, three suppliers accounted for 23%, 20% and 12% of the Company’s short-term prepayments, respectively. As of December 31, 2022, four supplier accounted for 19%, 11%, 11%, and 10% of the Company’s short-term prepayments.

The Company, its wholly-owned subsidiaries, VIE and VIE’s subsidiaries’ customers primarily include higher education institutions, contractors of educational content and IT related solutions, telecommunications providers, providers of mobile Internet audio and video services, platform services providers and libraries.

For the year ended December 31, 2020, three customers accounted for 27%, 13% and 11% of the Company’s total revenue, respectively. For the year ended December 31, 2021, three customers accounted for 33%, 14% and 13% of the Company’s total revenue, respectively. For the year ended December 31, 2022, two customers accounted for 37% and 12% of the Company’s total revenues respectively.

As of December 31, 2021, two customers accounted for 56% and 11% of the Company’s total accounts receivable balance, respectively. As of December 31, 2022, no customers accounted for more than 10% of the Company’s accounts receivable balance, respectively.

As of December 31, 2021, two customers accounted for 71% and 13% of the Company’s contract liabilities, respectively. As of December 31, 2022, five customers accounted for 32%, 13%, 12%, 12% and 11% of the Company’s contract liabilities, respectively.

Statutory reserves

Statutory reserves

In accordance with China’s Company Laws, the Company’s VIEs in PRC must make appropriations from their after-tax profit, as determined under the accounting principles generally acceptable in the People’s Republic of China (“PRC GAAP”), to non-distributable reserve funds including (i) statutory surplus fund and (ii) discretionary surplus fund. The appropriation to the statutory surplus fund must be at least 10% of the after-tax profits calculated in accordance with PRC GAAP. Appropriation is not required if the statutory surplus fund has reached 50% of the registered capital of the respective company. Appropriation to the discretionary surplus fund is made at the discretion of the respective company.

Pursuant to the laws applicable to China’s FIEs, the Company’s subsidiaries that are FIEs in China have to make appropriations from their after-tax profit (as determined under PRC GAAP) to reserve funds including (i) general reserve fund, (ii) enterprise expansion fund and (iii) staff bonus and welfare fund. The appropriation to the general reserve fund must be at least 10% of the after-tax profits calculated in accordance with PRC GAAP. Appropriation is not required if the general reserve fund has reached 50% of the registered capital of the respective company. Appropriations to the other two reserve funds are at the respective companies’ discretion.

As of December 31, 2021 and 2022, the Company’s PRC subsidiaries, VIE and VIE’s subsidiaries had appropriated RMB 23,599,304 and RMB 23,599,304, respectively, in its statutory reserves.

Recently issued accounting pronouncements

Recently issued accounting pronouncements

In June 2016, the FASB issued ASU 2016-13, Credit Losses, Measurement of Credit Losses on Financial Instruments. This ASU provides more useful information about expected credit losses to financial statement users and changes how entities will measure credit losses on financial instruments and timing of when such losses should be recognized. This ASU is effective for annual and interim periods beginning after December 15, 2019 for issuers and December 15, 2020 for non-issuers. Early adoption is permitted for all entities for annual periods beginning after December 15, 2018, and interim periods therein. In May 2019, the FASB issued ASU 2019-05, Financial Instruments — Credit Losses (Topic 326): Targeted Transition Relief. This update adds optional transition relief for entities to elect the fair value option for certain financial assets previously measured at amortized cost basis to increase comparability of similar financial assets. The updates should be applied through a cumulative-effect adjustment to retained earnings as of the beginning of the first reporting period in which the guidance is effective (that is, a modified retrospective approach). In November 19, 2019, the FASB issued ASU 2019-10 to amend the effective date for ASU 2016-13 to be fiscal years beginning after December 15, 2022 and interim periods therein. The Company, its wholly-owned subsidiaries, VIE and VIE’s subsidiaries are in the process of evaluating the impact on its consolidated financial statements upon adoption.

The Company, its wholly-owned subsidiaries, VIE and VIE’s subsidiaries does not believe other recently issued but not yet effective accounting standards, if currently adopted, would have a material effect on the consolidated financial position, statements of income and cash flows.